WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.2%
Alabama - 7.5%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$450,000	$373,217	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,020,000	10,316,593
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,940,120
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	4,880,000	5,568,763
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	9,502,598
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	3,990,000	4,980,677

Total Alabama				32,681,968

Arizona - 3.4%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	781,485	(b)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,073,650	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,391,550	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	890,188	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,271,580	(b)
Tempe, AZ, IDA Revenue:
Mirabella at ASU Inc. Project, Series A	6.000%	10/1/37	1,200,000	1,151,172	(b)
Mirabella at ASU Inc. Project, Series A	6.125%	10/1/47	1,400,000	1,324,582	(b)

Total Arizona				14,884,207

California - 10.3%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,000,000	1,043,150	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,250,000	1,297,537	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,625,250	(a)(b)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	$600,000	$619,872
KIPP LA Project, Series A	5.125%	7/1/44	750,000	767,242
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	3,045,000	3,067,411	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,235,843	(b)
Golden State, CA, Tobacco Securitization Corp.
Revenue, Tobacco Settlement Funded, Series A-1	5.250%	6/1/47	2,000,000	1,962,360
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,277,966
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	250,000	220,518	(b)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	14,000,000	19,740,000
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,740,000	2,881,740
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	450,000	438,503
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	700,000	740,642

Total California				44,918,034

Colorado - 6.4%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.125%	12/1/48	1,000,000	923,420
Clear Creek Station Metropolitan District #2, CO, GO, Subordinate, Series B	7.375%	12/15/47	500,000	461,675
Colliers Hill Metropolitan District #2, CO, GO:
Senior Bonds, Series A	6.250%	12/1/37	750,000	711,690
Senior Bonds, Series A	6.500%	12/1/47	1,250,000	1,181,275

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	4.000%	8/1/49	$1,250,000	$1,193,775
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	472,675
Dominion, CO, Water & Sanitation District Revenue, Series 2016	6.000%	12/1/46	3,000,000	3,094,980
Leyden Rock, CO, Metropolitan District #10, GO, Senior Refunding and Improvement, Series A	5.000%	12/1/45	1,250,000	1,204,537
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	478,605
Subordinate, Series B	7.750%	12/15/47	1,000,000	941,360
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	11,550,000	16,310,563
Solaris, CO, Metropolitan District #3, GO, Series A, Refunding	5.000%	12/1/36	850,000	827,552

Total Colorado				27,802,107

Connecticut - 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,000,000	1,133,900
Connecticut State, GO, Series A	5.000%	4/15/35	1,500,000	1,742,370

Total Connecticut				2,876,270

Delaware - 2.0%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	8,972,910

District of Columbia - 1.1%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,197,798
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,273,362
Ingleside Rock Creek Project, Series A	5.000%	7/1/42	300,000	258,534
KIPP Charter School	6.000%	7/1/33	1,000,000	1,161,160	(c)

Total District of Columbia				4,890,854

Florida - 2.9%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	3,945,300	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,579,875	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	$1,200,000	$1,237,656	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	1,012,008	(b)
Miami-Dade County, FL, Aviation Revenue, Series A	5.000%	10/1/49	2,000,000	2,194,820	(a)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	771,495
Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,653,472
Reunion, FL, East Community Development District, Special Assessment Bond:
Series 1	6.600%	5/1/33	115,000	110,643
Series A-2	7.375%	5/1/33	355,000	3	*(d)

Total Florida				12,505,272

Georgia - 1.0%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	4.000%	6/15/49	1,500,000	1,616,265
Georgia State Municipal Electric Authority Revenue, Plant Vogtle Units 3 & 4 Project, Series B	5.000%	1/1/59	1,200,000	1,230,552
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,347,675

Total Georgia				4,194,492

Illinois - 11.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	1,000,000	966,360
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	98,126
Dedicated, Series H	5.000%	12/1/46	750,000	690,555
Series D	5.000%	12/1/46	750,000	690,555
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	2,000,000	2,023,400
Series 2005D, Refunding	5.500%	1/1/37	3,500,000	3,540,950
Series A, Refunding	5.000%	1/1/29	1,500,000	1,525,665
Series A, Refunding	6.000%	1/1/38	1,250,000	1,301,287
Series C, Refunding	5.000%	1/1/25	1,000,000	1,024,900

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Motor Fuel Tax Revenue, Refunding, AGM	5.000%	1/1/32	$1,050,000	$1,136,992
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,073,650	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,070,710	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	4,000,000	4,374,840
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,215,095	(a)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc, Series A, Prerefunded	5.125%	5/15/43	340,000	382,524	(c)
Franciscan Communities Inc, Series A, Unrefunded	5.125%	5/15/43	2,360,000	2,061,460
Park Place of Elmhurst, Series C	2.000%	5/15/55	2,525,250	25,253
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	832,643
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/27	4,250,000	5,064,045
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	200,000	217,836
Illinois State, GO:
Series 2006	5.500%	1/1/30	775,000	763,546
Series 2016	5.000%	1/1/41	5,020,000	4,653,640
Series 2016, Refunding	5.000%	2/1/26	900,000	882,252
Series A, Refunding	5.000%	10/1/29	2,900,000	2,794,469
Series A, Refunding	5.000%	10/1/30	1,475,000	1,417,062
Series B, Refunding	5.000%	9/1/27	1,600,000	1,553,424
Series D	5.000%	11/1/27	1,000,000	970,020
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,035,725
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	2,750,000	2,313,630
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	2,780,000	3,485,647

Total Illinois				51,186,261

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 0.2%
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	$1,000,000	$1,047,970	(a)

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	400,000	393,428

Kentucky - 0.5%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,100,420	(e)(f)

Louisiana - 0.8%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,151,760
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	1,049,200
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	511,525
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	750,000	624,248	(e)(f)

Total Louisiana				3,336,733

Maryland - 2.4%
Maryland State EDC Revenue:
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	283,593	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	929,130	(a)
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	9,334,530

Total Maryland				10,547,253

Massachusetts - 1.2%
Massachusetts State DFA Revenue:
Newbridge Charles Inc., Refunding	5.000%	10/1/37	1,000,000	981,720	(b)
Newbridge Charles Inc., Refunding	5.000%	10/1/47	250,000	232,398	(b)
Wellforce Issue, Series A	5.000%	7/1/38	1,000,000	1,107,850
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,114,800
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	538,510
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,233,991

Total Massachusetts				5,209,269

Michigan - 2.2%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	827,790
Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	3,150,000	2,552,288	(f)

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	$1,355,000	$1,371,517	(b)
Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	400,000	390,192	(b)
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,262,175
Senior Lien, Great Lakes Water Authority & Sewer, Series C-1, Refunding	5.000%	7/1/44	1,180,000	1,216,875
Senior Lien, Great Lakes Water Authority & Sewer, Series C-6, Refunding	5.000%	7/1/33	1,130,000	1,233,135
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	867,570	(a)

Total Michigan				9,721,542

Minnesota - 0.9%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinate, Series B	5.000%	1/1/49	3,500,000	3,889,830	(a)

Missouri - 1.8%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	1,000,000	626,720	(b)
Missouri State HEFA Revenue, Senior Living Facilities:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,018,420
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,300,844
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,012,720

Total Missouri				7,958,704

Nebraska - 0.9%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,911,290

Nevada - 0.7%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,240,740	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	1,847,130	(b)

Total Nevada				3,087,870

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 9.0%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	$1,850,000	$1,896,934	(a)
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	915,850
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,967,980
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.820%	3/1/28	17,500,000	17,194,800	(f)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	420,696	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	344,796
New Jersey State Higher Education State, Student Assistance Authority Revenue, Subordinated, Series 1B	5.000%	12/1/44	2,780,000	2,898,873	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	1,700,000	1,800,453
Transportation Program, Series AA	5.250%	6/15/43	500,000	506,710
Transportation Program, Series BB	4.000%	6/15/44	3,950,000	3,558,910
Transportation System, Series A, Refunding	5.000%	12/15/27	175,000	181,932
Transportation System, Series A, Refunding	5.000%	12/15/28	2,325,000	2,409,816
Transportation System, Series D	5.000%	6/15/32	4,625,000	4,659,734
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.250%	6/1/46	500,000	534,210

Total New Jersey				39,291,694

New Mexico - 0.6%
Otero County, NM, COP:
Jail Project Revenue	9.000%	4/1/23	315,000	299,345
Jail Project Revenue	9.000%	4/1/28	500,000	449,335	(f)
Santa Fe, NM, Retirement Facilities Revenue:
EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	647,452

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - (continued)
EL Castillo Retirement Residences Project, Series B	2.250%	5/15/24	$600,000	$543,090
EL Castillo Retirement Residences Project, Series B	2.625%	5/15/25	600,000	539,532

Total New Mexico				2,478,754

New York - 1.9%
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	629,349	94,402
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,123,089	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	200,000	202,774	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	6,000,000	6,044,040
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	1,081,710	(g)

Total New York				8,546,015

North Carolina - 0.4%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,640,432

Ohio - 2.9%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	700,000	702,289
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,400,000	2,142,624
Indian Creek Local School District, GO, Series A, State Credit Program	5.000%	11/1/55	2,335,000	2,714,904
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,000,000	947,680	(a)(e)(f)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	$1,650,000	$1,831,830	(a)
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	5,000,000	4,400,300

Total Ohio				12,739,627

Oklahoma - 0.3%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	572,302	1,431	*(d)
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	499,965
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	972,580

Total Oklahoma				1,473,976

Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,208,275

Pennsylvania - 4.2%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,000,000	1,038,700
Armstrong, PA, School District, GO, Series A, BAM, State Aid Withholding, Refunding	4.000%	3/15/41	2,000,000	2,246,060
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	550,000	624,773
Erie, PA, Water Authority Revenue:
Series D, BAM	5.000%	12/1/32	1,750,000	2,187,202
Series D, BAM	5.000%	12/1/33	1,110,000	1,379,641
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,889,737
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	750,000	732,998	(a)(e)(f)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	4,740,000	4,819,395
Philadelphia, PA, Authority for IDR:
Discovery Charter School Project	6.250%	4/1/42	635,000	636,422
Lease Revenue, Refunding	5.000%	10/1/30	750,000	847,755
Performing Arts Charter School Project	6.000%	6/15/23	2,185,000	2,189,676	(b)

Total Pennsylvania				18,592,359

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 2.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$2,500,000	$2,356,250
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	900,000	536,625	*(d)
Series A	5.050%	7/1/42	215,000	128,194	*(d)
Series XX	5.250%	7/1/40	1,850,000	1,103,062	*(d)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	573,389
CAB, Restructured, Series A-1	0.000%	7/1/51	3,500,000	612,500
Restructured, Series A-1	5.000%	7/1/58	2,645,000	2,485,163
Restructured, Series A-2	4.329%	7/1/40	500,000	447,760
Restructured, Series A-2A	4.550%	7/1/40	4,200,000	3,876,684

Total Puerto Rico				12,119,627

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(d)

Tennessee - 0.3%
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,330,013	(e)(f)

Texas - 11.3%
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,600,000	1,778,432	(h)
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	1,250,000	1,379,512	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,463,896
CAB	0.000%	1/1/38	2,000,000	941,720
CAB	0.000%	1/1/40	2,200,000	943,690
El Paso, TX, GO, Series A, Refunding	4.000%	8/15/45	1,500,000	1,657,155
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B, Step bond (0.000% until 10/1/28; 5.500%)	0.000%	10/1/35	4,000,000	4,350,000
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	1,878,720	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,606,795	(a)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	$5,000,000	$5,089,300	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,375,350	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	115,963	(a)
Series 2017	5.000%	11/1/36	110,000	114,894	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	500,000	436,755
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	650,000	553,950
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	650,000	521,196
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	529,350
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,091,200
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,290,552
Buckner Senior Living Ventana Project, Series A	6.750%	11/15/47	1,000,000	1,012,780
Texas Midwest Public Facility Corp., Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	3,300,000	*(d)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	5,525,000	6,217,503
Willacy County, TX, Jail, Public Facilities Corp. Project Revenue	7.500%	11/1/25	390,000	335,182
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	305,844	*(b)(d)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	90,036	*(d)

Total Texas				49,379,775

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue:
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	$2,200,000	$2,100,604
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	4,475,000	4,221,984

Total U.S. Virgin Islands				6,322,588

Utah - 0.7%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	419,052
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	739,387
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	861,675
Utah State Infrastructure Agency Telecommunication Revenue, Series A	5.375%	10/15/40	1,150,000	1,161,592

Total Utah				3,181,706

Virginia - 0.2%
Virginia State Small Business Financing Authority Revenue, Bon Secours Mercy Health, Series I, Refunding	4.000%	12/1/49	1,000,000	1,038,610

Washington - 0.3%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,131,730	(e)(f)

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	750,000	895,485	(e)(f)

Wisconsin - 2.7%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	750,000	703,508	(b)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	2,709,360	(b)
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,250,000	1,168,725	(b)
Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/35	2,000,000	2,021,260

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	$700,000	$720,482
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,726,682
Wisconsin HEFA Revenue:
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/44	200,000	216,588
Rogers Memorial Hospital, Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,078,360
Rogers Memorial Hospital, Inc., Series B, Refunding	5.000%	7/1/38	500,000	548,690

Total Wisconsin				11,893,655

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $421,823,378)				429,557,405

SHORT-TERM INVESTMENTS - 0.4%
MUNICIPAL BONDS - 0.4%
Illinois - 0.1%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series E-1, LOC - Wells Fargo Bank N.A.	0.140%	8/1/43	350,000	350,000	(i)(j)

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.140%	11/1/39	300,000	300,000	(i)(j)

New York - 0.1%
New York City, NY, GO:
Subseries E-5 LOC - TD Bank N.A.	0.150%	3/1/48	375,000	375,000	(i)(j)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.150%	4/1/42	100,000	100,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, SPA - Bank of America N.A.	0.150%	6/15/33	200,000	200,000	(i)(j)

Total New York				675,000

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund 2020 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.1%
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen-Thueringen	0.140%	2/15/31	$450,000	$450,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,775,000)				1,775,000

TOTAL INVESTMENTS - 98.6% (Cost - $423,598,378)				431,332,405
Other Assets in Excess of Liabilities - 1.4%				6,048,776

TOTAL NET ASSETS - 100.0%				$437,381,181

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(d)	The coupon payment on these securities is currently in default as of April 30, 2020.

(e)	Maturity date shown represents the mandatory tender date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund 2020 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds

At April 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	54	6/20	$11,533,604	$12,138,188	$(604,584)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

17

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$429,557,405	—	$429,557,405
Short-Term Investments†	—	1,775,000	—	1,775,000

Total Investments	—	$431,332,405	—	$431,332,405

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$604,584	—	—	$604,584

†	See Schedule of Investments for additional detailed categorizations.

19